STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Convertible Preferred Securities [Line Items]
Gross proceeds on September 23, 2014	$ 0
Deemed dividend	2,899	0
Conversion of Series A Preferred Stock, net of issuance costs	(46)	0
Balance at December 31, 2014	2,757	0	2,757
September 2014 Private Placement [Member]
Convertible Preferred Securities [Line Items]
Gross proceeds on September 23, 2014			4,235
Fair value of warrants on September 23,2014			(1,336)
Related issuance costs allocated			(96)
Net value allocated to Series A Preferred Stock	2,803		2,803
Calculated BCF value			(2,899)
Deemed dividend			2,899
Conversion of Series A Preferred Stock, net of issuance costs			(46)
Balance at December 31, 2014	$ 2,757		$ 2,757